Assets, Liabilities and Temporary Equity Measured at Fair Value on a Recurring Basis (Detail) (Fair Value, Measurements, Recurring, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Available for sale securities	$ 15,535	$ 10,048
Interest rate cap agreements	1,381
Liabilities
Interest rate swap agreements	23,145
Temporary equity
Noncontrolling interests subject to put provisions	478,216	383,052
Quoted prices in active markets for identical assets (Level 1)
Assets
Available for sale securities	15,535	10,048
Significant other observable inputs (Level 2)
Assets
Interest rate cap agreements	1,381
Liabilities
Interest rate swap agreements	23,145
Significant unobservable inputs (Level 3)
Temporary equity
Noncontrolling interests subject to put provisions	$ 478,216	$ 383,052